DIGITAL ASSETS (Details 2) $ in Thousands	Mar. 31, 2026 USD ($)
Digital Assets
Fiscal 2027	$ 1,121,493
Fiscal 2028	986,077
Fiscal 2029	169,538
total	$ 2,277,108